UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                               ------------------

                                               ----------
Check here if Amendment [ ]; Amendment Number:
                                               ----------
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Crown Advisors, Ltd.
         ------------------------------------------
Address: 67 East Park Place, 8th Floor
         ------------------------------------------
         Morristown, NJ 07960-3945
         ------------------------------------------

         ------------------------------------------

Form 13F File Number: 28-
                         ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name.  Chester A. Siuda
       ---------------------------------------------
Title: President
       ---------------------------------------------
Phone: 973-734-0909
       ---------------------------------------------

Signature, Place, and Date of Signing:


---------------------------------   --------------------------   ---------------
         [Signature]                      Morristown, NJ             11/15/99

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other [ ] reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this [ ] report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-
   -----------------       ------------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 7
                                   -------------------------------

Form 13F Information Table Entry Total: 72
                                        ---------------------------

Form 13F Information Table Value Total: 285208
                                        ---------------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.    Form 13F File NumberName     Name

 1      28-                          Bellet David F.
 2                                   Crown Associates III, LP
 3                                   Crown Capital Management, Ltd.
 4                                   Crown-Glynn Advisors, Ltd.
 5                                   Crown-Glynn Associates, LP
 6                                   Glynn John Walter Jr. dba Glynn Capital
                                     Management
 7                                   Siuda Chester A.
----    ------------------------     ------------------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                  Title                                                                         Voting Authority
                                   of                    Value    Shares/  Sh/ Put/   Invstmt     Other     ----------------------
         Name of Issuer           Class     CUSIP      (x$1000)   Prn Amt  Prn Call   Dscretn   Managers    Sole    Shared    None
--------------------------------  -----   ---------    --------   -------  --------   -------  -----------  ----   -------    ----
Abbott Laboratories                COM    002824100       1761      48000  SH         Defined           06           48000
Accrue Software                    COM    00437W102       7626     338940  SH         Defined           06          338940
Advanced Fibre Comm.               COM    00754A105       3938     177000  SH         Defined        06 02          177000
Advent Software                    COM     00794108      17538     281730  SH         Defined  02 05 03 06          281730
Agile Software Corp.               COM    00846X105      12041     188148  SH         Defined        06 02          188148
Alteon Web Systems                 COM    02145A109      12325     131115  SH         Defined           06          131115
Amazon.com                         COM    023135106       5196      65000  SH         Defined        06 02           65000
Applied Imaging                    COM    03820G106         28      30000  SH         Defined           06           30000
Ariba                              COM    04033v104        723       5000  SH         Defined           06            5000
ArthroCare Corp.                   COM    043136100        956      17500  SH         Defined           06           17500
Aspect Telecom.                    COM    045237104       7412     436792  SH         Defined  02 05 03 06          436792
Aspen Technology                   COM    045327103       4674     479428  SH         Defined  02 05 03 06          479428
Avid Technology                    COM    05367P100        387      29461  SH         Defined  02 05 03 06           29461
BP Amoco PLC                       COM    055622104       1056       9527  SH         Defined           06            9527
Berkshire Hathaway Class A         COM    084670108        825         15  SH         Defined           06              15
Berkshire Hathaway Class B         COM    084670207       1062        572  SH         Defined           06             572
C-Cube Microsystems                COM    125015107      12554     288600  SH         Defined        06 02          288600
C/Net                              COM    125945105       9688     173000  SH         Defined        06 02          173000
CBL & Assoc. Properties, Inc.      COM    124830100        244      10000  SH         Defined           06           10000
Cardio Thoracic Systems            COM    141907105       1722     102800  SH         Defined           06          102800
Career Builder, Inc.               COM    141684100       2347     333800  SH         Defined        06 02          333800
Carrier Access                     COM    144460102        418      10000  SH         Defined           06           10000
Clelritek, Inc.                    COM    150926103        245      40000  SH         Defined           06           40000
Clarify Inc.                       COM    180492100       7134     141800  SH         Defined        06 02          141800
Concord EFS                        COM    206197105       7132     345788  SH         Defined     02 05 03          345788
Covad                              COM    222814204       3052      70000  SH         Defined        06 02           70000
Critical Path * (12,094 shrs in)   COM    22674V100       3899      96647  SH         Defined           06           96647
Dayton Hudson                      COM    239753106       1845      30720  SH         Defined           06           30720
Digital Generation                 COM     25392110       1748     517939  SH         Defined        06 02          517939
E-Toys                             COM    297862104       3162      47500  SH         Defined        06 02           47500
Echelon Corporation                COM    27874N105        667      87500  SH         Defined           06           87500
Electronic Arts                    COM    285512109      20040     276888  SH         Defined  02 05 03 06          276888
Fleetwood Enterprises              COM    339099103        808      40000  SH         Defined           06           40000
General Electric                   COM    369604103       2214      18672  SH         Defined           06           18672
General Mills                      COM    370334104        541       6668  SH         Defined           06            6668
Halliburton Co.                    COM    406216101        410      10000  SH         Defined           06           10000
IBM                                COM    459200101       2858      23616  SH         Defined           06           23616
Incyte Pharmaceuticals             COM    45337C102       2673     115600  SH         Defined        06 02          115600
Information Management Service     COM    456923101       1957     381800  SH         Defined     02 05 03          381800
Inhale Therapeutic Systems         COM    457191104       3554     117000  SH         Defined        06 02          117000
Inktomi                            COM    457277101       1921      16000  SH         Defined        06 02           16000
Innovasive Devices                 COM    45766K104        771      97900  SH         Defined           06           97900
Intel Corp.                        COM    458140100       3842      51696  SH         Defined           06           51696
Intuit                             COM    461202103      10843     123700  SH         Defined        06 02          123700
Johnson & Johnson                  COM    478160104        741       8064  SH         Defined           06            8064
Legato Systems, Inc.               COM    524651106      13488     309400  SH         Defined        06 02          309400
Linear Technology                  COM    535678106      13020     221500  SH         Defined        06 02          221500
Marimba                            COM     5678q109       2390      80000  SH         Defined        06 02           80000
Micro Therapeutics                 COM    59500W100        449      39000  SH         Defined           06           39000
Millennium Pharm.                  COM    599902103       4193      64500  SH         Defined        06 02           64500
Molecular Devices                  COM    60851C107       5292     192433  SH         Defined        06 02          192433
Nova Corp.                         COM     66784100       3030     121200  SH         Defined     02 05 03          121200
Oakwood Homes Corporation          COM    674098108        138      30624  SH         Defined           06           30624
Opta Foods                         COM    68381N105        635     216150  SH         Defined  02 05 03 06          216150
PMC-Sierra Inc.                    COM    69344F106       4163      45000  SH         Defined        06 02           45000
Packeteer, Inc.                    COM    695210104        341      10000  SH         Defined           06           10000
Pair Gain Tech.                    COM    695934109       5291     415000  SH         Defined     02 05 03          415000
Pfizer, Inc.                       COM    717081103       2239      62400  SH         Defined           06           62400
Premisys, Corp.                    COM    740584107       1845     222000  SH         Defined     02 05 03          222000
ProBusiness                        COM    742674104       4633     172400  SH         Defined        06 02          172400
Project Software                   COM    74339P101       7597     142000  SH         Defined  02 05 03 06          142000
Proxim                             COM    744284100       2300      50000  SH         Defined        06 02           50000
Rambus                             COM    750917106       3313      50000  SH         Defined        06 02           50000
Rouse Co.                          COM    779273101        242      10500  SH         Defined           06           10500
Royal Dutch Petrol                 COM    780257804        236       4000  SH         Defined           06            4000
Santa Barbara Restaurant           COM    801378100        262     133016  SH         Defined     02 05 03          133016

                                  Title                                                                         Voting Authority
                                   of                    Value    Shares/  Sh/ Put/   Invstmt     Other     ----------------------
         Name of Issuer           Class     CUSIP      (x$1000)   Prn Amt  Prn Call   Dscretn   Managers    Sole    Shared    None
--------------------------------  -----   ---------    --------   -------  --------   -------  -----------  ----   -------    ----
Schering-Plough                    COM    806605101       2757      63200  SH         Defined           06           63200
Schlumberger Ltd.                  COM    806857108        499       8000  SH         Defined           06            8000
Siebel                             COM    822170102       5830      87500  SH         Defined        06 02           87500
Transaction Systems                COM    893416107       4482     166040  SH         Defined        06 02          166040
Vantive                            COM    922091103       5795     667100  SH         Defined  02 05 03 06          667100
Vertex Pharm.                      COM    92532F100       4175     134410  SH         Defined  02 05 03 06          134410

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                               ------------------

                                               ----------
Check here if Amendment [ ]; Amendment Number:
                                               ----------
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    David F. Bellet
         ------------------------------------------
Address: The Lincoln Building, Suite 3405
         ------------------------------------------
         60 East 42nd Street
         ------------------------------------------
         New York, NY 10165
         ------------------------------------------

Form 13F File Number: 28-
                         ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name.  David F. Bellet
       ---------------------------------------------
Title: General Partner
       ---------------------------------------------
Phone: 212-808-5278
       ---------------------------------------------

Signature, Place, and Date of Signing:


---------------------------------   --------------------------   ---------------
         [Signature]                      New York, NY               11/15/99

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-                        Crown Advisors, Ltd.
   -----------------       ------------------------------------------------
[Repeat as necessary.]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                               ------------------

                                               ----------
Check here if Amendment [ ]; Amendment Number:
                                               ----------
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Crown Associates III, LP
         ------------------------------------------
Address: 67 East Park Place, 8th Floor
         ------------------------------------------
         Morristown, NJ 07960-3945
         ------------------------------------------

         ------------------------------------------

Form 13F File Number: 28-
                         ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name.  Chester A. Siuda
       ---------------------------------------------
Title: General Partner
       ---------------------------------------------
Phone: 973-734-0909
       ---------------------------------------------

Signature, Place, and Date of Signing:


---------------------------------   --------------------------   ---------------
         [Signature]                      Morristown, NJ             11/15/99

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-                        Crown Advisors, Ltd.
   -----------------       ------------------------------------------------
[Repeat as necessary.]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                               ------------------

                                               ----------
Check here if Amendment [ ]; Amendment Number:
                                               ----------
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Crown Capital Management, Ltd.
         ------------------------------------------
Address: 67 East Park Place, 8th Floor
         ------------------------------------------
         Morristown, NJ 07960-3945
         ------------------------------------------

         ------------------------------------------

Form 13F File Number: 28-
                         ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name.  Chester A. Siuda
       ---------------------------------------------
Title: Managing Director
       ---------------------------------------------
Phone: 973-734-0909
       ---------------------------------------------

Signature, Place, and Date of Signing:


---------------------------------   --------------------------   ---------------
         [Signature]                      Morristown, NJ             11/15/99

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|Xx| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-                        Crown Advisors, Ltd.
   -----------------       ------------------------------------------------
[Repeat as necessary.]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                               ------------------

                                               ----------
Check here if Amendment [ ]; Amendment Number:
                                               ----------
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Crown-Glynn Advisors, Ltd.
         ------------------------------------------
Address: 67 East Park Place, 8th Floor
         ------------------------------------------
         Morristown, NJ 07960-3945
         ------------------------------------------

         ------------------------------------------

Form 13F File Number: 28-
                         ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name.  Chester A. Siuda
       ---------------------------------------------
Title: Managing Director
       ---------------------------------------------
Phone: 973-734-0909
       ---------------------------------------------

Signature, Place, and Date of Signing:


---------------------------------   --------------------------   ---------------
         [Signature]                      Morristown, NJ             11/15/99

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-                        Crown Advisors, Ltd.
   -----------------       ------------------------------------------------
[Repeat as necessary.]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                               ------------------

                                               ----------
Check here if Amendment [ ]; Amendment Number:
                                               ----------
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Crown-Glynn Associates, LP
         ------------------------------------------
Address: 67 East Park Place, 8th Floor
         ------------------------------------------
         Morristown, NJ 07960-3945
         ------------------------------------------

         ------------------------------------------

Form 13F File Number: 28-
                         ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name.  Chester A. Siuda
       ---------------------------------------------
Title: Managing Director
       ---------------------------------------------
Phone: 973-734-0909
       ---------------------------------------------

Signature, Place, and Date of Signing:


---------------------------------   --------------------------   ---------------
         [Signature]                      Morristown, NJ             11/15/99

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-                        Crown Advisors, Ltd.
   -----------------       ------------------------------------------------
[Repeat as necessary.]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                               ------------------

                                               ----------
Check here if Amendment [ ]; Amendment Number:
                                               ----------
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    John W. Glynn Jr. dba Glynn Capital
         Management
         ------------------------------------------
Address: 3000 Sand Hill Road, Bldg 4-235
         ------------------------------------------
         Menlo Park, CA 94025
         ------------------------------------------

         ------------------------------------------

Form 13F File Number: 28-
                         ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name.  John Walter Glynn Jr.
       ---------------------------------------------
Title:
       ---------------------------------------------
Phone: 650-854-2215
       ---------------------------------------------

Signature, Place, and Date of Signing:


---------------------------------   --------------------------   ---------------
         [Signature]                      Menlo Park, CA             11/15/99

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-                        Crown Advisors, Ltd.
   -----------------       ------------------------------------------------
[Repeat as necessary.]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                               ------------------

                                               ----------
Check here if Amendment [ ]; Amendment Number:
                                               ----------
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Chester A. Siuda
         ------------------------------------------
Address: 67 East Park Place, 8th Floor
         ------------------------------------------
         Morristown, NJ 07960-3945
         ------------------------------------------

         ------------------------------------------

Form 13F File Number: 28-
                         ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name.  Chester A. Siuda
       ---------------------------------------------
Title:
       ---------------------------------------------
Phone: 973-734-0909
       ---------------------------------------------

Signature, Place, and Date of Signing:


---------------------------------   --------------------------   ---------------
         [Signature]                      Morristown, NJ             11/15/99

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-                        Crown Advisors, Ltd.
   -----------------       ------------------------------------------------
[Repeat as necessary.]